Employee Benefit Plans (Estimated Future Benefit Payments) (Details) - Defined Benefit Pension Plan [Member] $ in Millions	Dec. 31, 2015 USD ($)
Estimated future benefit payments
2016	$ 20.0
2017	20.1
2018	19.2
2019	19.6
2020	19.2
2021 through 2025	$ 87.5